Intangible Assets and Goodwill Intangible Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 39,782	$ 39,773
Finite-Lived Intangible Assets, Accumulated Amortization		(12,964)	(7,834)
Finite-Lived Intangible Assets, Net		26,818	31,939
Indefinite-Lived Intangible Assets (Excluding Goodwill)		20,910	22,080
Intangible Assets, Net		47,728	54,019
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		23,685	23,684
Finite-Lived Intangible Assets, Accumulated Amortization		(11,234)	(7,078)
Channel partner relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	[1]	11,989	12,039
Finite-Lived Intangible Assets, Accumulated Amortization	[1]	(565)	(68)
Capitalized Development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	[1]	2,937	2,856
Finite-Lived Intangible Assets, Accumulated Amortization	[1]	(958)	(589)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	[1]	1,171	1,194
Finite-Lived Intangible Assets, Accumulated Amortization	[1]	$ (207)	$ (99)

[1]	(1)Includes the impact of foreign currency exchange rate fluctuations.